Prepaid Expenses and Other Current Assets	3 Months Ended
Mar. 31, 2017
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 3 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of:

	March 31,	December 31,
	2017	2016

Prepaid rent (New York office)	$-	$1,859

Prepaid rent (Muscat, Oman office)	8,970	-

Common Stock issued to three independent directors for services to be rendered from April 1, 2017 to June 30, 2017	37,500	-

Common Stock issued to investor relations vendor for services to be rendered from April 1, 2017 to December 31, 2017	22,500	-

Total	$68,970	$1,859